Consolidated Statements of Profit or Loss and Comprehensive Loss - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income from principal activities
Income from wealth management services	$ 44,567,257	$ 16,763,545	$ 5,692,056
Cost of income	(23,264,964)	(11,135,797)	(3,671,398)
Gross profit	21,302,293	5,627,748	2,020,658
Operating expenses:
Selling and promotion	(69,663)	(41,411)	(39,799)
General and administrative	(3,793,419)	(4,254,719)	(3,536,092)
Total operating expenses	(3,863,082)	(4,296,130)	(3,575,891)
Profit (loss) from operation	17,439,211	1,331,618	(1,555,233)
Other income and expenses
Other income	882,238	1,041,062	40,588
Loss on exchange differences			(1,199)
Impairment loss on financial asset at fair value through profit or loss	(671,403)
Share purchase warrants expenses	(1,680,038)	(6,047,848)	(10,176,995)
Finance costs	(75,253)	(4,241)	(8,464)
Total other income and expense, net	(1,544,456)	(5,011,027)	(10,146,070)
Profit (loss) before income tax expense from continuing operations	15,894,755	(3,679,409)	(11,701,303)
Income tax expense			(218,035)
Profit (loss) for the year from continuing operation	15,894,755	(3,679,409)	(11,919,338)
Discontinued operation
Loss from discontinued operation			(9,763,190)
Gain on disposal of discontinued operation			1,515,177
Total discontinued operation			(8,248,013)
Profit (loss) for the year	15,894,755	(3,679,409)	(20,167,351)
Other comprehensive income (loss)
Foreign operations – foreign currency translation differences	(117,439)	(35,052)	(279,484)
Total comprehensive income (loss) for the year	15,777,316	(3,714,461)	(20,446,835)
Income (loss) for the year attributable to owners of the Company:
Income (loss) from continuing operation	15,777,316	(3,679,409)	(12,308,656)
Loss from discontinued operation			(8,248,013)
Income (loss) attributable to owners of the Company	15,777,316	(3,679,409)	(20,556,669)
Profit attributable to owners of non-controlling interests from continuing operation			389,318
Noncontrolling Interests total			(20,167,351)
Total comprehensive income (loss) for the year attributable to:
Owners of the Company	15,777,316	(3,714,461)	(20,836,153)
Non-controlling interests			389,318
Total comprehensive income (loss) for the year	$ 15,777,316	$ (3,714,461)	$ (20,446,835)
Earnings (loss) per share attributable to owners of the Company - basic and diluted
Basic from continuing operations (in Dollars per share)	$ 0.41	$ (0.11)	$ (0.45)
Diluted from continuing operations (in Dollars per share)	0.41	(0.11)	(0.45)
Basic from discontinued operations (in Dollars per share)			(0.31)
Diluted from discontinued operations (in Dollars per share)			(0.31)
Basic owners of the Company (in Dollars per share)	0.41	(0.11)	(0.76)
Diluted owners of the Company (in Dollars per share)	$ 0.41	$ (0.11)	$ (0.76)
Weighted average number of shares outstanding
Weighted average number of shares basic (in Shares)	38,549,056	34,706,179	26,990,679
Weighted average number of shares diluted (in Shares)	38,549,056	34,706,179	26,990,679